Bank Borrowings and Bank Overdraft - Schedule of Borrowings (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Borrowings [Abstract]
Fair value of non-current borrowing	RM 2,811,259	$ 688,393	RM 3,323,249
Undrawn borrowing facility	RM 2,250,000	$ 550,957	RM 2,250,000
Weighted average interest rate	7.90%	7.90%	4.60%